Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 32,915	$ 81,708
Fixed bank deposits	110,336	55,000
Total cash and cash equivalents	$ 143,251	$ 136,708